Royalty, Stream and Other Interests - Schedule of Consideration Paid and Net Assets Acquired (Details)							1 Months Ended
	Jan. 11, 2021 USD ($) shares	Dec. 23, 2020 USD ($) shares	Nov. 19, 2020 USD ($) $ / shares shares	Sep. 28, 2020 USD ($) shares	Jul. 31, 2020 USD ($) $ / shares shares	May 27, 2020 USD ($) $ / shares shares	May 31, 2021 USD ($) shares	May 31, 2021 USD ($) $ / shares shares	Dec. 16, 2021 USD ($)	Dec. 14, 2021 USD ($)	Aug. 31, 2021 USD ($)	Jul. 31, 2020 $ / shares
Disclosure of detailed information about property, plant and equipment [line items]
Transaction costs						$ 1,102,000
Total consideration transferred in relation to asset acquisition						$ 23,947,000
Number of common shares per unit issued | shares					0.1
Weighted average | Share Options | Risk Free Interest Rate, Measurement Input | Option pricing model
Disclosure of detailed information about property, plant and equipment [line items]
Significant unobservable input, entity's own equity instruments						0.004
Weighted average | Share Options | Average Projected Volatility, Measurement Input | Option pricing model
Disclosure of detailed information about property, plant and equipment [line items]
Significant unobservable input, entity's own equity instruments						0.41
Weighted average | Share Options | Dividend Yield, Measurement Input | Option pricing model
Disclosure of detailed information about property, plant and equipment [line items]
Significant unobservable input, entity's own equity instruments						0.022
Common shares
Disclosure of detailed information about property, plant and equipment [line items]
Number of common shares per unit issued | shares						0.1
Price per share (in CAD per share) | $ / shares						$ 9.00
Platreef Gold Stream
Disclosure of detailed information about property, plant and equipment [line items]
Cash									$ 18,750,000
Transaction costs									188,000
Total consideration transferred in relation to asset acquisition									18,938,000
Royalty interests									18,938,000
Assets acquired and liabilities assumed									$ 18,938,000
Greenstone Gold Stream
Disclosure of detailed information about property, plant and equipment [line items]
Cash										$ 13,300,000
Transaction costs										322,000
Total consideration transferred in relation to asset acquisition										13,622,000
Royalty interests										13,622,000
Assets acquired and liabilities assumed										$ 13,622,000
Blackwater Gold Royalty
Disclosure of detailed information about property, plant and equipment [line items]
Cash	$ 876,000	$ 861,000
Transaction costs	3,000	30,000
Total consideration transferred in relation to asset acquisition	1,548,000	1,519,000
Cash acquired		0
Other net assets acquired (net liabilities assumed)		0
Royalty interests	1,548,000	1,519,000
Assets acquired and liabilities assumed	$ 1,548,000	$ 1,519,000
Blackwater Gold Royalty | Common shares | Private Vendor
Disclosure of detailed information about property, plant and equipment [line items]
Number of shares issued as consideration, after consolidation | shares		79,185
Number of shares issued as consideration | shares	79,185
Common shares issued as consideration	$ 669,000	$ 628,000
Blackwater Gold Royalty | Warrants | Private Vendor
Disclosure of detailed information about property, plant and equipment [line items]
Number of shares issued as consideration | shares					2,884,616
Blackwater Gold Royalty | Warrants | Coral Gold Resources Ltd.
Disclosure of detailed information about property, plant and equipment [line items]
Number of shares issued as consideration | shares			19,997,118
Caserones Copper Royalty
Disclosure of detailed information about property, plant and equipment [line items]
Transaction costs							$ 176,000	$ 176,000
Total consideration transferred in relation to asset acquisition							24,166,000	24,166,000
Caserones Copper Royalty | Private Vendor
Disclosure of detailed information about property, plant and equipment [line items]
Cash							$ 23,000,000	$ 23,000,000
Caserones Copper Royalty | Private Vendor | Weighted average | Risk Free Interest Rate, Measurement Input | Option pricing model | Warrants
Disclosure of detailed information about property, plant and equipment [line items]
Significant unobservable input, entity's own equity instruments							0.0035	0.0035
Caserones Copper Royalty | Private Vendor | Weighted average | Average Projected Volatility, Measurement Input | Option pricing model | Warrants
Disclosure of detailed information about property, plant and equipment [line items]
Significant unobservable input, entity's own equity instruments							0.45	0.45
Caserones Copper Royalty | Private Vendor | Weighted average | Dividend Yield, Measurement Input | Option pricing model | Warrants
Disclosure of detailed information about property, plant and equipment [line items]
Significant unobservable input, entity's own equity instruments							0.0196	0.0196
Caserones Copper Royalty | Compañia Minera Caserones
Disclosure of detailed information about property, plant and equipment [line items]
Cash											$ 27,250,000
Pre-held interest (Note 11)											23,180,000
Adjustment to purchase price											(1,196,000)
Transaction costs											109,000
Non-controlling interest											23,757,000
Total consideration transferred in relation to asset acquisition											73,100,000
Cash acquired											2,311,000
Other net assets acquired (net liabilities assumed)											(2,295,000)
Royalty interests											73,084,000
Assets acquired and liabilities assumed											$ 73,100,000
Caserones Copper Royalty | Warrants | Private Vendor
Disclosure of detailed information about property, plant and equipment [line items]
Number of shares issued as consideration | shares							2,000,000	2,000,000
Common shares issued as consideration							$ 324,000	$ 324,000
Number of common shares per unit issued | shares							200,000	200,000
Price per share (in CAD per share) | $ / shares								$ 10.85
Weighted average remaining contractual life of outstanding warrants							3 years	3 years
Weighted average share price							$ 0.162
Troilus Gold Royalty
Disclosure of detailed information about property, plant and equipment [line items]
Transaction costs					$ 41,000
Total consideration transferred in relation to asset acquisition					8,575,000
Cash acquired					0
Other net assets acquired (net liabilities assumed)					0
Royalty interests					8,575,000
Assets acquired and liabilities assumed					$ 8,575,000
Weighted average remaining contractual life of outstanding warrants					2 years
Weighted average trading price, threshold | $ / shares												$ 21.90
Number of consecutive trading days					20 days
Troilus Gold Royalty | Warrants
Disclosure of detailed information about property, plant and equipment [line items]
Weighted average share price | $ / shares					$ 0.10
Troilus Gold Royalty | Weighted average | Risk Free Interest Rate, Measurement Input | Option pricing model | Warrants
Disclosure of detailed information about property, plant and equipment [line items]
Significant unobservable input, entity's own equity instruments					0.003
Troilus Gold Royalty | Weighted average | Average Projected Volatility, Measurement Input | Option pricing model | Warrants
Disclosure of detailed information about property, plant and equipment [line items]
Significant unobservable input, entity's own equity instruments					0.49
Troilus Gold Royalty | Weighted average | Dividend Yield, Measurement Input | Option pricing model | Warrants
Disclosure of detailed information about property, plant and equipment [line items]
Significant unobservable input, entity's own equity instruments					0.013
Troilus Gold Royalty | Private Vendor
Disclosure of detailed information about property, plant and equipment [line items]
Cash					$ 1,869,000
Number of common shares per unit issued | shares					0.1
Troilus Gold Royalty | Common shares | Private Vendor
Disclosure of detailed information about property, plant and equipment [line items]
Number of shares issued as consideration, after consolidation | shares					576,923
Number of shares issued as consideration | shares					5,769,231
Common shares issued as consideration					$ 6,456,000
Troilus Gold Royalty | Warrants
Disclosure of detailed information about property, plant and equipment [line items]
Number of common shares per unit issued | shares					0.1
Price per share (in CAD per share) | $ / shares					$ 17.50
Troilus Gold Royalty | Warrants | Private Vendor
Disclosure of detailed information about property, plant and equipment [line items]
Common shares issued as consideration					$ 209,000
Moss Gold Royalty
Disclosure of detailed information about property, plant and equipment [line items]
Transaction costs				$ 366,000
Total consideration transferred in relation to asset acquisition				9,272,000
Cash acquired				77,000
Other net assets acquired (net liabilities assumed)				109,000
Royalty interests				9,086,000
Assets acquired and liabilities assumed				$ 9,272,000
Moss Gold Royalty | Common shares | Valkyrie Royalty Inc.
Disclosure of detailed information about property, plant and equipment [line items]
Number of shares issued as consideration, after consolidation | shares				739,997
Common shares issued as consideration				$ 8,906,000
Robertson Gold Royalty
Disclosure of detailed information about property, plant and equipment [line items]
Transaction costs			$ 531,000
Total consideration transferred in relation to asset acquisition			42,672,000
Cash acquired			8,118,000
Other net assets acquired (net liabilities assumed)			(111,000)
Royalty interests			34,665,000
Assets acquired and liabilities assumed			$ 42,672,000
Number of common shares per unit issued | shares			0.1
Robertson Gold Royalty | Warrants
Disclosure of detailed information about property, plant and equipment [line items]
Weighted average share price | $ / shares			$ 0.17
Robertson Gold Royalty | Weighted average | Risk Free Interest Rate, Measurement Input | Option pricing model | Warrants
Disclosure of detailed information about property, plant and equipment [line items]
Significant unobservable input, entity's own equity instruments			0.0027
Robertson Gold Royalty | Weighted average | Average Projected Volatility, Measurement Input | Option pricing model | Warrants
Disclosure of detailed information about property, plant and equipment [line items]
Significant unobservable input, entity's own equity instruments			0.49
Robertson Gold Royalty | Weighted average | Dividend Yield, Measurement Input | Option pricing model | Warrants
Disclosure of detailed information about property, plant and equipment [line items]
Significant unobservable input, entity's own equity instruments			0.0163
Robertson Gold Royalty | Coral Gold Resources Ltd.
Disclosure of detailed information about property, plant and equipment [line items]
Common shares issued as consideration			$ 2,629,000
Cash			$ 1,909,000
Number of common shares per unit issued | shares			0.1
Price per share (in CAD per share) | $ / shares			$ 17.10
Weighted average remaining contractual life of outstanding warrants			2 years
Weighted average trading price, daily volume, percentage threshold			25.00%
Number of consecutive trading days			20 days
Robertson Gold Royalty | Common shares | Coral Gold Resources Ltd.
Disclosure of detailed information about property, plant and equipment [line items]
Number of shares issued as consideration, after consolidation | shares			3,999,423
Common shares issued as consideration			$ 37,603,000